1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.1%

FINANCIAL SERVICES – 0.1%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$216,222	$213,794

TOTAL ASSET-BACKED SECURITY (COST $216,222)		$213,794

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%
Series 2005-29, Class WC, 4.75%, 4/25/35	13,795	15,260
Series 2012-114, Class VM, 3.50%, 10/25/25	1,213,254	1,269,322

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,284,582

WHOLE LOAN – 0.0%**
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.85%, 2/25/34Δ	44,901	42,546
CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	4,798	4,937
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.96%, 11/25/35Δ	34,566	32,831

TOTAL WHOLE LOAN		$80,314

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,452,871)		$1,364,896

COMMERCIAL PAPER – 1.9%◆

Canadian Natural Resources Ltd., 0.30%, 8/25/20Ω	7,000,000	6,998,542

General Motors Financial Co., Inc., 0.65%, 8/07/20Ω	4,275,000	4,274,460

TOTAL COMMERCIAL PAPER (COST $11,273,137)		$11,273,002

CORPORATE BONDS – 44.6%

AEROSPACE & DEFENSE – 1.1%
L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	929,484
Northrop Grumman Corp., Sr. Unsecured, 2.93%, 1/15/25	1,000,000	1,089,389
Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	2,291,370
Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 3/15/27Ω	1,600,000	1,822,745

TOTAL AEROSPACE & DEFENSE		$6,132,988

AUTOMOTIVE – 1.9%
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	258,278

Description	Par Value	Value
Ford Motor Co., Sr. Unsecured, 8.50%, 4/21/23	$800,000	$888,545
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	506,333
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	459,494
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	1,000,000	1,065,335
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.13%, 6/16/25	1,500,000	1,600,724
General Motors Co., Sr. Unsecured, 5.40%, 10/02/23	335,000	369,419
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,191,473
General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	1,650,000	1,705,857
PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	3,045,000	3,172,861

TOTAL AUTOMOTIVE		$11,218,319

BEVERAGES – 0.7%
Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,441,176
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.53%, 11/15/21	1,000,000	1,023,033
Keurig Dr. Pepper, Inc., Company Guaranteed, 3.20%, 5/01/30	775,000	881,442
Keurig Dr. Pepper, Inc., Company Guaranteed, 5.09%, 5/25/48	700,000	1,026,776

TOTAL BEVERAGES		$4,372,427

BUILDING PRODUCTS – 0.6%
Carrier Global Corp., Sr. Unsecured, 2.24%, 2/15/25Ω	3,000,000	3,139,269
Johnson Controls International PLC, Sr. Unsecured, 4.63%, 7/02/44	100,000	121,830

TOTAL BUILDING PRODUCTS		$3,261,099

CAPITAL MARKETS – 2.3%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	876,661
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 1.51%, 9/15/20Δ	1,425,000	1,425,111
Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	915,000	931,430

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	$800,000	$872,743

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	2,080,000	2,371,069

Morgan Stanley, Sr. Unsecured, MTN, 2.63%, 11/17/21	4,000,000	4,114,396

Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	379,500

Morgan Stanley, Sr. Unsecured, MTN, (SOFRRATE + 3.12%), 3.62%, 4/01/31Δ	890,000	1,040,236

Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	590,965

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	880,412

TOTAL CAPITAL MARKETS		$13,482,523

CHEMICALS – 0.1%

DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	735,000	742,211

TOTAL CHEMICALS		$742,211

COMMERCIAL BANKS – 3.7%

Credit Suisse AG, Sr. Unsecured, 2.10%, 11/12/21	1,785,000	1,824,978
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,309,723
Fifth Third Bancorp, Sr. Unsecured, 2.55%, 5/05/27	780,000	851,557
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	586,314
Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	1,325,000	1,416,310
KeyBank NA, Sr. Unsecured, BKNT, 3.30%, 2/01/22	615,000	641,641
KeyBank NA, Sr. Unsecured, BKNT, 1.25%, 3/10/23	2,000,000	2,041,788
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	752,185
PNCBankNA, Subordinated, BKNT, 2.95%, 1/30/23	350,000	368,555
PNCBankNA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,230,914
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,669,777
Truist Bank, Subordinated, BKNT, 2.25%, 3/11/30	1,850,000	1,952,868
Truist Bank, Subordinated, BKNT, 3.80%, 10/30/26	1,000,000	1,160,228
Truist Financial Corp., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,494,439
Truist Financial Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 0.95%, 4/01/22Δ	2,000,000	2,012,135

Description	Par Value	Value
U.S. Bancorp, Subordinated, MTN, 2.95%, 7/15/22	$2,000,000	$2,095,602

TOTAL COMMERCIAL BANKS		$21,409,014

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Global Payments, Inc., Sr. Unsecured, 3.75%, 6/01/23	2,570,000	2,773,212
Global Payments, Inc., Sr. Unsecured, 2.90%, 5/15/30	1,000,000	1,098,758

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,871,970

COMPUTERS – 0.4%
Hewlett Packard Enterprise Co., Sr. Unsecured, 3.60%, 10/15/20	2,350,000	2,357,749

TOTAL COMPUTERS		$2,357,749

CONSUMER FINANCE – 0.5%
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,369,924
Capital One Financial Corp., Sr. Unsecured, 2.60%, 5/11/23	1,470,000	1,543,577

TOTAL CONSUMER FINANCE		$2,913,501

DIVERSIFIED FINANCIAL SERVICES – 3.7%
Bank of America Corp., Sr. Unsecured, 5.70%, 1/24/22	3,000,000	3,235,337
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,222,800
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,160,854
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	582,453
Citibank NA, Sr. Unsecured, BKNT, 3.40%, 7/23/21	1,400,000	1,439,054
Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	2,060,000	2,149,507
Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,650,000	1,908,454
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,544,842
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	103,305
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	700,998
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 1.39%, 5/15/47Δ	1,000,000	726,320
Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%), 1.33%, 6/15/23Δ	2,000,000	2,019,376
Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	2,033,313

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Wells Fargo & Co., Sr. Unsecured, (SOFRRATE + 2.00%), 2.19%, 4/30/26Δ	$1,170,000	$1,223,381
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	1,000,000	1,257,407

TOTAL DIVERSIFIED FINANCIAL SERVICES		$21,307,401

ELECTRIC – 2.5%
Baltimore Gas and Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,869,844
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,260,205
Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	758,891
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	333,065
Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,098,402
Entergy Louisiana LLC, 1st Mortgage, 2.90%, 3/15/51	1,000,000	1,141,779
Exelon Corp., Sr. Unsecured, 4.70%, 4/15/50	2,000,000	2,792,463
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	800,000	879,536
NextEra Energy Capital Holdings, Inc., Company Guaranteed, 4.50%, 6/01/21	3,000,000	3,069,271
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	540,629
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	1,000,000	1,026,958

TOTAL ELECTRIC		$14,771,043

ENVIRONMENTAL CONTROL – 0.6%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,365,988
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,952,963

TOTAL ENVIRONMENTAL CONTROL		$3,318,951

FOOD & STAPLES RETAILING – 2.1%
Campbell Soup Co., Sr. Unsecured, 3.30%, 3/19/25	2,050,000	2,242,547
Conagra Brands, Inc., Sr. Unsecured, 5.40%, 11/01/48	665,000	963,027
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,800,797
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,152,508
Kroger Co. (The), Sr. Unsecured, 5.40%, 1/15/49	1,640,000	2,385,451
Kroger Co. (The), Sr. Unsecured, 3.95%, 1/15/50#	1,000,000	1,240,477
Mondelez International, Inc., Sr. Unsecured, 0.63%, 7/01/22	1,250,000	1,258,323

TOTAL FOOD & STAPLES RETAILING		$12,043,130

Description	Par Value	Value

FOREST PRODUCTS & PAPER – 0.3%
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	$1,500,000	$1,877,870

TOTAL FOREST PRODUCTS & PAPER		$1,877,870

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
Becton Dickinson and Co., Sr. Unsecured, 2.89%, 6/06/22	3,000,000	3,116,930
DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,474,225
Zimmer Biomet Holdings, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 1.07%, 3/19/21Δ	1,000,000	1,000,120

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$6,591,275

HEALTH CARE PROVIDERS & SERVICES – 3.6%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,906,049
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	752,485
Cigna Corp., Company Guaranteed, 4.13%, 9/15/20	940,000	943,848
Cigna Corp., Company Guaranteed, 3.20%, 9/17/20	2,000,000	2,005,954
Cigna Corp., Company Guaranteed, 3.75%, 7/15/23	500,000	544,335
Cigna Corp., Company Guaranteed, 4.80%, 7/15/46	1,000,000	1,351,383
CommonSpirit Health, Sr. Secured, 2.76%, 10/01/24	3,140,000	3,296,542
CVS Health Corp., Sr. Unsecured, 2.13%, 6/01/21	5,000,000	5,065,228
Elanco Animal Health, Inc., Sr. Unsecured, 5.65%, 8/28/28	2,000,000	2,318,698
NYU Langone Hospitals, Secured, 3.38%, 7/01/55	1,000,000	1,064,740
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,536,712
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	374,810

TOTAL HEALTH CARE PROVIDERS & SERVICES		$21,160,784

HOME FURNISHINGS – 0.6%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,608,445
Whirlpool Corp., Sr. Unsecured, 4.60%, 5/15/50	1,405,000	1,769,439

TOTAL HOME FURNISHINGS		$3,377,884

HOUSEHOLD PRODUCTS – 0.2%
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	1,086,592

TOTAL HOUSEHOLD PRODUCTS		$1,086,592

INSURANCE – 2.7%
American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	3,000,000	3,042,413

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
American International Group, Inc.,
Sr. Unsecured, 4.20%, 4/01/28	$1,000,000	$1,175,663
Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,597,984
CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,054,098
CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	950,000	1,048,314
Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,055,616
Lincoln National Corp.,
Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,549,195
Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	263,638
W.R. Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,057,102
W.R. Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	1,715,000	2,208,097
W.R. Berkley Corp.,
Sr. Unsecured, 4.00%, 5/12/50#	1,425,000	1,706,196

TOTAL INSURANCE		$15,758,316

MACHINERY – 0.2%
Roper Technologies, Inc.,
Sr. Unsecured, 2.00%, 6/30/30	1,345,000	1,399,852

TOTAL MACHINERY		$1,399,852

MEDIA – 1.8%
CCO Holdings LLC,
Sr. Unsecured, 4.25%, 2/01/31Ω	3,000,000	3,135,000
Comcast Corp.,
Company Guaranteed, 4.95%, 10/15/58	1,500,000	2,320,580
Discovery Communications LLC,
Company Guaranteed, 3.95%, 3/20/28	1,000,000	1,143,609
Discovery Communications LLC,
Company Guaranteed, 3.63%, 5/15/30	1,000,000	1,111,223
ViacomCBS, Inc.,
Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,251,326
ViacomCBS, Inc.,
Sr. Unsecured, 4.95%, 5/19/50	1,185,000	1,434,858

TOTAL MEDIA		$10,396,596

METALS & MINING – 0.2%
Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,414,131

TOTAL METALS & MINING		$1,414,131

MISCELLANEOUS MANUFACTURING – 0.2%
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	480,000	485,773
Textron, Inc.,
Sr. Unsecured, 3.88%, 3/01/25	750,000	810,034

TOTAL MISCELLANEOUS MANUFACTURING		$1,295,807

MULTI-UTILITIES – 0.9%
Sempra Energy,
Sr. Unsecured, 2.85%, 11/15/20	2,870,000	2,880,973

Description	Par Value	Value
Sempra Energy,
Sr. Unsecured, 2.90%, 2/01/23	$760,000	$798,241
Southern Co. Gas Capital Corp.,
Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,704,935

TOTAL MULTI-UTILITIES		$5,384,149

OIL & GAS – 1.6%
Marathon Oil Corp.,
Sr. Unsecured, 4.40%, 7/15/27	2,000,000	2,030,850
Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	745,000	801,396
Occidental Petroleum Corp.,
Sr. Unsecured, 2.70%, 8/15/22	1,690,000	1,635,350
Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,546,091
Phillips 66,
Company Guaranteed, 3.85%, 4/09/25	575,000	646,141
Valero Energy Corp.,
Sr. Unsecured, 4.00%, 4/01/29	1,580,000	1,804,207
Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	563,000	692,452

TOTAL OIL & GAS		$9,156,487

PHARMACEUTICALS – 2.1%
AbbVie, Inc.,
Sr. Unsecured, 2.95%, 11/21/26Ω	1,875,000	2,072,453
AbbVie, Inc.,
Sr. Unsecured, 4.25%, 11/14/28	1,235,000	1,491,842
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	588,159
AbbVie, Inc.,
Sr. Unsecured, 4.88%, 11/14/48	1,000,000	1,379,892
AbbVie, Inc.,
Sr. Unsecured, 4.25%, 11/21/49Ω	1,000,000	1,272,817
Bristol-Myers Squibb Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 0.77%, 5/16/22Δ	665,000	667,905
Bristol-Myers Squibb Co.,
Sr. Unsecured, 2.75%, 2/15/23	1,305,000	1,381,095
Bristol-Myers Squibb Co.,
Sr. Unsecured, 3.40%, 7/26/29	1,000,000	1,179,260
Pfizer, Inc.,
Sr. Unsecured, 2.63%, 4/01/30	650,000	734,470
Zoetis, Inc.,
Sr. Unsecured, 3.95%, 9/12/47	1,005,000	1,316,188

TOTAL PHARMACEUTICALS		$12,084,081

PIPELINES – 2.3%
Energy Transfer Operating LP,
Company Guaranteed, 3.60%, 2/01/23	870,000	895,976
Energy Transfer Operating LP,
Company Guaranteed, 3.75%, 5/15/30	715,000	709,837
Energy Transfer Operating LP,
Company Guaranteed, 5.30%, 4/15/47	1,250,000	1,241,405

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Enterprise Products Operating LLC,
Company Guaranteed, 2.80%, 2/15/21	$1,075,000	$1,088,843
Enterprise Products Operating LLC,
Company Guaranteed, 4.20%, 1/31/50	1,120,000	1,289,457
Enterprise Products Operating LLC,
Company Guaranteed, 4.95%, 10/15/54	500,000	612,995
Kinder Morgan Energy Partners LP,
Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,248,523
Kinder Morgan, Inc.,
Company Guaranteed, 5.20%, 3/01/48	2,040,000	2,626,267
MPLX LP,
Sr. Unsecured, (3 Month USD LIBOR + 1.10%), 1.41%, 9/09/22Δ	470,000	465,781
MPLX LP,
Sr. Unsecured, 4.70%, 4/15/48	1,000,000	1,075,513
ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,110,349
Plains All American Pipeline LP,
Sr. Unsecured, 3.85%, 10/15/23	500,000	524,082
Spectra Energy Partners LP,
Company Guaranteed, 3.50%, 3/15/25	670,000	735,973

TOTAL PIPELINES		$13,625,001

REAL ESTATE INVESTMENT TRUSTS – 2.4%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	415,000	476,893
American Tower Corp.,
Sr. Unsecured, 3.13%, 1/15/27	1,000,000	1,110,425
AvalonBay Communities, Inc.,
Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,607,664
Digital Realty Trust LP,
Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,167,412
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	695,000	730,757
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	915,000	988,072
Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.63%, 1/15/28	800,000	861,984
Healthpeak Properties, Inc.,
Sr. Unsecured, 2.88%, 1/15/31	2,350,000	2,517,130
Welltower, Inc.,
Sr. Unsecured, 4.00%, 6/01/25	3,000,000	3,349,191
Welltower, Inc.,
Sr. Unsecured, 4.95%, 9/01/48	1,000,000	1,242,837

TOTAL REAL ESTATE INVESTMENT TRUSTS		$14,052,365

Description	Par Value	Value

RETAIL – 0.1%
Nordstrom, Inc.,
Sr. Unsecured, 5.00%, 1/15/44	$1,000,000	$723,441

TOTAL RETAIL		$723,441

SEMICONDUCTORS – 0.6%
Texas Instruments, Inc.,
Sr. Unsecured, 1.75%, 5/04/30	3,365,000	3,520,483

TOTAL SEMICONDUCTORS		$3,520,483

TELECOMMUNICATIONS – 0.8%
AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	845,000	1,020,360
AT&T, Inc.,
Sr. Unsecured, 4.85%, 7/15/45	1,190,000	1,493,004
AT&T, Inc.,
Sr. Unsecured, 3.30%, 2/01/52	2,000,000	2,087,062

TOTAL TELECOMMUNICATIONS		$4,600,426

TRANSPORTATION – 1.2%
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.50%, 6/01/21	500,000	511,989
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	1,008,777
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.65%, 3/18/24	1,670,000	1,819,113
Union Pacific Corp.,
Sr. Unsecured, 3.15%, 3/01/24	2,565,000	2,797,821
Union Pacific Corp.,
Sr. Unsecured, 4.30%, 3/01/49	675,000	930,685

TOTAL TRANSPORTATION		$7,068,385

TRUCKING & LEASING – 0.8%
GATX Corp.,
Sr. Unsecured, 3.25%, 9/15/26#	1,065,000	1,132,867
GATX Corp.,
Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,650,445
GATX Corp.,
Sr. Unsecured, 4.00%, 6/30/30	1,000,000	1,124,925
GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	640,000	784,767

TOTAL TRUCKING & LEASING		$4,693,004

TOTAL CORPORATE BONDS (COST $236,678,494)		$260,469,255

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.1%

AIRLINES – 0.1%
American Airlines 2011-1,
Series A, Pass-Through Certificates, 5.25%, 1/31/21	162,729	138,890

July 31, 2020 (unaudited)

6	PORTFOLIO of INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	$198,228	$191,547

TOTAL AIRLINES		$330,437

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $360,957)		$330,437

GOVERNMENT AGENCIES – 3.3%

FEDERAL HOME LOAN BANK (FHLB) – 1.4%
3.25%, 11/16/28#	6,960,000	8,349,380

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.6%
0.38%, 7/21/25#	9,000,000	8,998,452
2.38%, 1/13/22	125,000	128,994

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,127,446

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
6.25%, 5/15/29	750,000	1,093,870
7.25%, 5/15/30	400,000	638,114

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,731,984

TOTAL GOVERNMENT AGENCIES (COST $18,334,164)		$19,208,810

MORTGAGE-BACKED SECURITIES – 22.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.8%
Pool G12709, 5.00%, 7/01/22	9,904	10,286
Pool C00478, 8.50%, 9/01/26	7,425	8,629
Pool E09010, 2.50%, 9/01/27	521,297	549,259
Pool G18497, 3.00%, 1/01/29	68,279	71,792
Pool C01272, 6.00%, 12/01/31	15,009	17,875
Pool A13990, 4.50%, 10/01/33	9,539	10,461
Pool G01625, 5.00%, 11/01/33	21,078	23,794
Pool G08097, 6.50%, 11/01/35	10,745	12,850
Pool G02296, 5.00%, 6/01/36	106,329	119,720
Pool G02390, 6.00%, 9/01/36	3,788	4,521
Pool G05317, 5.00%, 4/01/37	436,890	492,839
Pool G03703, 5.50%, 12/01/37	11,756	13,443
Pool G04776, 5.50%, 7/01/38	37,680	42,187
Pool G05500, 5.00%, 5/01/39	388,007	438,151
Pool A93415, 4.00%, 8/01/40	926,314	1,016,153
Pool A93505, 4.50%, 8/01/40	747,911	830,539
Pool A93996, 4.50%, 9/01/40	578,496	642,410
Pool G06222, 4.00%, 1/01/41	987,026	1,083,334
Pool A97047, 4.50%, 2/01/41	576,513	639,541
Pool G06956, 4.50%, 8/01/41	573,897	636,661
Pool C03750, 3.50%, 2/01/42	246,113	263,180
Pool C03849, 3.50%, 4/01/42	118,857	128,252
Pool Q08305, 3.50%, 5/01/42	726,199	799,111

Description	Par Value	Value
Pool C04305, 3.00%, 11/01/42	$2,083,274	$2,230,167
Pool C09020, 3.50%, 11/01/42	1,838,293	1,966,815
Pool G07266, 4.00%, 12/01/42	1,527,810	1,668,692
Pool C04444, 3.00%, 1/01/43	74,356	79,559
Pool C09029, 3.00%, 3/01/43	337,658	362,336
Pool G08534, 3.00%, 6/01/43	421,497	452,299
Pool Q19476, 3.50%, 6/01/43	726,147	788,530
Pool C09044, 3.50%, 7/01/43	849,369	922,239
Pool G07889, 3.50%, 8/01/43	744,539	796,411
Pool G07624, 4.00%, 12/01/43	726,510	805,301
Pool G60038, 3.50%, 1/01/44	3,928,518	4,202,836
Pool G07680, 4.00%, 4/01/44	1,155,168	1,273,542
Pool G07943, 4.50%, 8/01/44	79,196	86,358
Pool G08607, 4.50%, 9/01/44	501,733	554,914
Pool Q33547, 3.50%, 5/01/45	711,419	768,940
Pool Q36970, 4.00%, 10/01/45	334,447	363,597
Pool G60384, 4.50%, 12/01/45	55,282	60,818
Pool Q39438, 4.00%, 3/01/46	2,351,741	2,540,365
Pool Q39644, 3.50%, 3/01/46	3,194,537	3,404,166
Pool G08705, 3.00%, 5/01/46	229,772	244,007
Pool G08708, 4.50%, 5/01/46	402,140	433,191
Pool Q44452, 3.00%, 11/01/46	1,914,271	2,033,534
Pool ZS4693, 3.00%, 12/01/46	3,778,942	4,013,298
Pool SD8037, 2.50%, 1/01/50	7,631,401	8,016,955
Pool RA2341, 2.50%, 4/01/50	4,932,403	5,189,007

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$51,112,865

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.9%
Pool 975207, 5.00%, 3/01/23	11,918	12,368
Pool AE2520, 3.00%, 1/01/26	191,473	200,695
Pool 329794, 7.00%, 2/01/26	10,531	11,621
Pool 256639, 5.00%, 2/01/27	7,684	8,417
Pool 256752, 6.00%, 6/01/27	12,536	14,419
Pool 402255, 6.50%, 12/01/27	885	978
Pool AB8997, 2.50%, 4/01/28	119,917	125,915
Pool AS4480, 2.50%, 2/01/30	766,123	805,372
Pool AS7462, 2.50%, 6/01/31	309,230	325,119
Pool 254007, 6.50%, 10/01/31	8,537	10,156
Pool 638023, 6.50%, 4/01/32	45,224	50,391
Pool 642345, 6.50%, 5/01/32	36,418	40,580
Pool 651292, 6.50%, 7/01/32	57,185	63,719
Pool 686398, 6.00%, 3/01/33	130,710	152,153
Pool MA4095, 2.00%, 8/01/35	2,000,000	2,082,447
Pool 745412, 5.50%, 12/01/35	14,886	17,024
Pool 888789, 5.00%, 7/01/36	172,244	194,095
Pool 256515, 6.50%, 12/01/36	9,469	11,202
Pool AE0217, 4.50%, 8/01/40	92,498	101,161

July 31, 2020 (unaudited)

PORTFOLIO of INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool AB1796, 3.50%, 11/01/40	$599,898	$647,524
Pool AH5583, 4.50%, 2/01/41	268,261	297,509
Pool 890551, 4.50%, 8/01/41	56,587	62,801
Pool AL0658, 4.50%, 8/01/41	328,832	364,340
Pool AL1319, 4.50%, 10/01/41	546,649	597,873
Pool AL6302, 4.50%, 10/01/41	575,787	638,427
Pool AX5302, 4.00%, 1/01/42	994,831	1,091,741
Pool AK4523, 4.00%, 3/01/42	1,252,227	1,368,971
Pool AL2034, 4.50%, 4/01/42	145,773	161,403
Pool AB7936, 3.00%, 2/01/43	1,310,294	1,402,032
Pool AL3761, 4.50%, 2/01/43	194,327	214,135
Pool MA1458, 3.00%, 6/01/43	365,072	391,269
Pool AT7899, 3.50%, 7/01/43	2,160,290	2,295,607
Pool AS0302, 3.00%, 8/01/43	3,614,502	3,875,358
Pool AU4279, 3.00%, 9/01/43	684,690	734,112
Pool AL5537, 4.50%, 4/01/44	267,950	296,592
Pool AS3155, 4.00%, 8/01/44	63,637	69,516
Pool AX0833, 3.50%, 9/01/44	678,813	737,971
Pool AL6325, 3.00%, 10/01/44	2,270,720	2,431,306
Pool AS5136, 4.00%, 6/01/45	286,466	308,579
Pool AZ7362, 4.00%, 11/01/45	779,355	847,894
Pool AZ9565, 3.50%, 12/01/45	1,285,192	1,373,556
Pool BC0326, 3.50%, 12/01/45	1,035,294	1,106,476
Pool BC0245, 3.00%, 2/01/46	603,386	639,985
Pool BC0830, 3.00%, 4/01/46	871,688	924,448
Pool AS7568, 4.50%, 7/01/46	137,634	148,095
Pool BC4764, 3.00%, 10/01/46	1,081,099	1,146,838
Pool MA2771, 3.00%, 10/01/46	364,436	386,541
Pool AS8276, 3.00%, 11/01/46	1,261,463	1,337,981
Pool BC9003, 3.00%, 11/01/46	1,148,425	1,218,260
Pool BE1899, 3.00%, 11/01/46	4,171,482	4,425,009
Pool BE3767, 3.50%, 7/01/47	1,419,626	1,501,977
Pool BH2618, 3.50%, 8/01/47	407,728	431,380
Pool MA3088, 4.00%, 8/01/47	1,281,747	1,368,353
Pool BH4010, 4.50%, 9/01/47	1,181,091	1,274,567
Pool BH9215, 3.50%, 1/01/48	1,884,553	1,993,877
Pool BJ0639, 4.00%, 3/01/48	509,673	541,984
Pool BJ0650, 3.50%, 3/01/48	8,111,986	8,564,652
Pool BJ9169, 4.00%, 5/01/48	2,549,169	2,710,777
Pool BK4764, 4.00%, 8/01/48	2,497,998	2,656,364
Pool BN1628, 4.50%, 11/01/48	1,234,136	1,327,906
Pool MA3871, 3.00%, 12/01/49	5,477,810	5,794,779
Pool CA5306, 3.00%, 3/01/50	4,347,827	4,613,394
Pool CA5353, 3.50%, 3/01/50	3,257,884	3,501,143
Pool MA4100, 2.00%, 8/01/50	2,000,000	2,074,646
Pool TBA, 5.00%, 9/01/50‡	6,700,000	7,320,797

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$81,446,577

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	$6,356	$6,860
Pool 354713, 7.50%, 12/15/23	4,018	4,309
Pool 354765, 7.00%, 2/15/24	11,340	12,672
Pool 354827, 7.00%, 5/15/24	7,711	8,626
Pool 360869, 7.50%, 5/15/24	11,411	12,321
Pool 385623, 7.00%, 5/15/24	12,836	14,177
Pool 2077, 7.00%, 9/20/25	3,672	4,066
Pool 503405, 6.50%, 4/15/29	14,950	15,620

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$78,651

TOTAL MORTGAGE-BACKED SECURITIES (COST $128,418,686)		$132,638,093

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%
New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds (Series B), 4.13%, 6/15/42	2,500,000	2,509,625

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,509,625

U.S. TREASURY – 24.8%

U.S. TREASURY BONDS – 7.6%
1.50%, 2/15/30	5,000,000	5,457,956
2.00%, 2/15/50	2,700,000	3,244,400
2.50%, 2/15/45	2,135,000	2,747,797
2.50%, 2/15/46	280,000	362,255
2.75%, 11/15/47	2,235,000	3,056,885
2.88%, 8/15/45	300,000	412,087
3.00%, 5/15/42	500,000	690,372
3.00%, 11/15/44	2,000,000	2,789,416
3.00%, 5/15/45	2,000,000	2,798,190
3.00%, 11/15/45	765,000	1,074,382
3.00%, 2/15/47	1,098,000	1,559,418
3.00%, 5/15/47	1,695,000	2,409,957
3.13%, 8/15/44	6,637,000	9,421,577
3.63%, 8/15/43	881,000	1,335,428
3.63%, 2/15/44	2,106,000	3,202,193
3.75%, 11/15/43	365,000	563,712
5.25%, 2/15/29	500,000	700,334
5.38%, 2/15/31	600,000	898,209
6.25%, 5/15/30	500,000	774,513
6.38%, 8/15/27	450,000	637,446

TOTAL U.S. TREASURY BONDS		$44,136,527

U.S. TREASURY NOTES 17.2%
1.63%, 8/15/22	6,000,000	6,184,371

July 31, 2020 (unaudited)

8	PORTFOLIO of INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
1.63%, 11/15/22	$1,928,000	$1,994,198
1.63%, 5/31/23	12,400,000	12,924,917
1.63%, 2/15/26	8,000,000	8,592,849
1.63%, 5/15/26	4,695,000	5,053,241
1.63%, 8/15/29	5,000,000	5,500,064
1.75%, 5/15/22	380,000	391,019
1.75%, 5/15/23	2,000,000	2,090,910
1.75%, 7/31/24	1,900,000	2,019,618
2.00%, 11/15/21	1,000,000	1,023,971
2.00%, 4/30/24	10,195,000	10,897,882
2.00%, 2/15/25	4,655,000	5,033,987
2.00%, 8/15/25	295,000	321,143
2.00%, 11/15/26	4,180,000	4,610,716
2.13%, 6/30/22	6,615,000	6,867,842
2.13%, 5/15/25	2,500,000	2,727,781
2.25%, 11/15/25	230,000	254,123
2.38%, 8/15/24	5,600,000	6,096,077
2.38%, 5/15/29	2,500,000	2,906,676
2.50%, 3/31/23	7,000,000	7,442,839
2.50%, 8/15/23	200,000	214,375
2.63%, 11/15/20	500,000	503,523
2.75%, 2/15/28	6,000,000	7,036,700

TOTAL U.S. TREASURY NOTES		$100,688,822

TOTAL U.S. TREASURY (COST $127,262,119)		$144,825,349

	Number of Shares

INVESTMENT COMPANY – 1.0%

EXCHANGE-TRADED FUND – 1.0%
iShares iBoxx High Yield Corporate Bond ETF	68,340	$5,835,553

TOTAL INVESTMENT COMPANY (COST $6,002,418)		$5,835,553

MONEY MARKET FUND – 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	12,869,129	$12,869,129

TOTAL MONEY MARKET FUND (COST $12,869,129)		$12,869,129

TOTAL INVESTMENTS IN SECURITIES – 101.3% (COST $545,368,197)		$591,537,943

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%

REPURCHASE AGREEMENTS—2.1%
Bank of America Securities, Inc., 0.10%, dated 7/31/20, due 8/03/20, repurchase price $2,316,789 collateralized by U.S. Government Agency Securities, 2.38% to 4.50%, maturing 3/01/42 to 5/01/58; total market value of $2,363,105.	$2,316,770	$2,316,770
BNP Paribas SA, 0.10%, dated 7/31/20, due 8/03/20, repurchase price $2,316,789 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/25/21 to 6/20/50; total market value of $2,363,105.	2,316,770	2,316,770
Citigroup Global Markets Ltd., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $2,316,787 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 1/28/21 to 4/01/59; total market value of $2,363,105.	2,316,770	2,316,770
Credit Suisse AG, 0.08%, dated 7/31/20, due 8/03/20, repurchase price $609,652 collateralized by U.S. Treasury Securities, 0.00% to 2.25%, maturing 8/25/20 to 2/15/27; total market value of $621,841.	609,648	609,648
HSBC Securities USA, Inc., 0.08%, dated 7/31/20, due 8/03/20, repurchase price $2,316,785 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 11/16/28 to 5/20/50; total market value of $2,363,105.	2,316,770	2,316,770
RBC Dominion Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $2,316,787 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 2/20/47 to 7/01/50; total market value of $2,363,105.	2,316,770	2,316,770

TOTAL REPURCHASE AGREEMENTS (COST $12,193,498)		$12,193,498

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,193,498)		$12,193,498

TOTAL INVESTMENTS – 103.4% (COST $557,561,695)		$603,731,441

COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(12,193,498)

OTHER LIABILITIES LESS ASSETS – (1.3%)		(7,803,804)

TOTAL NET ASSETS – 100.0%		$583,734,139

July 31, 2020 (unaudited)

PORTFOLIO of INVESTMENTS	9

Wilmington Broad Market Bond Fund (concluded)

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage- backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

◆	The rate shown reflects the effective yield at purchase date.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2020, these liquid restricted securities amounted to $24,732,200 representing 4.24% of total net assets.

‡	Delayed delivery security.

**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT	Bank Note
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
SOFRRATE	Secured Overnight Financing Rate
TBA	To Be Announced Security
USD	United States Dollar
For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

For additional information about significant accounting policies, refer to Fund’s most recent semi and annual report

July 31, 2020 (unaudited)